Customer deposits (Tables)	12 Months Ended
Dec. 31, 2017
Deposits - Customers
Financial liabilities
Schedule of financial liabilities

	12/31/2016	12/31/2017

Classification:
Other financial liabilities at fair value through profit or loss	83,891	81,790
Financial liabilities at amortized cost	572,005	608,776
	655,896	690,566
Type:
Repurchase agreements	83,891	81,790
Demand deposits:
Current accounts	403,323	422,028
Savings accounts	—	—
Other deposits	27,696	26,230
Of which:
Collateral received for OTC derivatives transactions (Note 32)	14,347	13,867
Others	13,349	12,363
Time deposits:
Fixed-term deposits	140,408	159,464
Accrued interest	578	1,054
	655,896	690,566
Currency:
Peso	539,190	584,637
USD	116,706	105,929
Other currencies	—	—
	655,896	690,566